Leases (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Leases
Summary of amount of right-of-use lease assets and lease liabilities

(Thousands)	Balance Sheet Location	June 30, 2022
Right-of-use operating lease assets	Other long-term assets	$11,260
Operating lease liabilities – current	Accrued expenses and other current liabilities	2,382
Operating lease liabilities – noncurrent	Other long-term liabilities	8,873

Schedule of components of lease costs

(Thousands)	Three Months Ended June 30, 2022	Six Months Ended June 30, 2022
Operating lease cost	$842	$1,771
Short-term lease cost	224	478
Total	$1,066	$2,249

June 30, 2022
Weighted-average discount rate	8.5%
Weighted-average remaining lease term	5.2 years

(Thousands)	Six Months Ended June 30, 2022
Operating cash flows from operating leases	$806

Schedule of future minimum lease payments under non-cancellable operating leases

(Thousands)
Remainder of 2022	$1,633
2023	3,121
2024	2,743
2025	2,075
2026	1,439
Thereafter	3,125
Total future minimum lease payments	14,136
Less: imputed interest	(2,881)
Present value of minimum lease payments	$11,255

Schedule of minimum future lease payments under the previous lease guidance

(Thousands)
2022	$4,334
2023	4,332
2024	4,174
2025	3,286
2026	2,377
Thereafter	4,373
Total	$22,876

(Thousands)
2022	$4,334
2023	4,332
2024	4,174
2025	3,286
2026	2,377
Thereafter	4,373
Total	$22,876